SHAREHOLDERS' DEFICIT	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equity [Abstract]
SHAREHOLDERS' (DEFICIT) EQUITY

NOTE 6 – STOCKHOLDERS’ DEFICIT

Common Stock

As of March 31, 2017 and December 31, 2016, the Company was authorized to issue 500,000,000 shares of common stock with a par value of $0.001 per share (“Common Stock”). As of March 31, 2017 and December 31, 2016, the Company had 41,543,655 shares of its Common Stock issued and outstanding.

The Company has reserved shares of Common Stock, on an as-if-converted basis, as follows:

	March 31, 2017	December 31, 2016

Exercise of options issued and outstanding to purchase common stock	3,400,000	4,000,000
Issuance of common shares available under the 2010 Equity Compensation Plan	25,596,980	24,996,980
Exercise of warrants issued and outstanding to purchase common stock	25,098,330	25,098,330
Conversion of series A convertible preferred stock issued and outstanding into common stock	25,535,000	25,535,000
Exercise of warrants to purchase series A convertible preferred stock issued and outstanding and converted into common stock	7,600,000	7,600,000
Conversion of series B convertible preferred stock issued and outstanding into common stock	106,144,240	106,144,240
Exercise of warrants to purchase series B convertible preferred stock issued and outstanding and converted into common stock	65,000,000	65,000,000

Total common stock reserved for issuance	258,374,550	258,374,550

The above table includes Common Stock reserved for non exercisable, unvested stock options and Common Stock reserved for the issuance of stock options in the future under the Company’s 2010 Equity Compensation Plan.

Series A Preferred Stock

As of March 31, 2017 and December 31, 2016, the Company’s board of directors has designated 3,437,500 shares of Series A Convertible Preferred Stock par value $0.001 per share (“Series A Preferred Stock”). As of March 31, 2017 and December 31, 2016, the Company had 1,276,750 shares of its Series A Preferred Stock issued and outstanding. As of March 31, 2017 and December 31, 2016, the Company has reserved 380,000 shares of Series A Preferred Stock for the exercise of warrants issued and outstanding to purchase its Series A Preferred Stock.

The Series A Preferred Stock is entitled to vote as a single class with the holders of the Company’s Common Stock and preferred stock, with each share of Series A Preferred Stock having the right to 20 votes.

Upon the liquidation, sale or merger of the Company, each share of Series A Preferred Stock is entitled to receive an amount equal to the greater of (A) a liquidation preference equal to two and a half (2.5) times the Series A Preferred Stock original issue price, or $12,767,500, subject to certain customary adjustments, or (B) the amount such share of Series A Preferred Stock would receive if it participated pari passu with the holders of Common Stock on an as-converted basis. The liquidation preference is calculated by taking the product of the issued and outstanding shares of Series A Preferred Stock times $10.00. Series A Preferred Stock is junior to Series B Convertible Preferred Stock par value $0.001 per share (“Series B Preferred Stock”) and the Series C Preferred Stock as it pertains to liquidation preferances.

Each share of Series A Preferred Stock is convertible into 20 shares of Common Stock, subject to adjustment and at the option of the holder of the Series A Preferred Stock.

For so long as any shares of Series A Preferred Stock are outstanding, the vote or consent of the holders of at least two-thirds of the Series A Preferred Stock is required to approve any amendment to the Company’s certificate of incorporation or bylaws that would adversely alter the voting powers, preferences or special rights of the Series A Preferred Stock or any amendment to the Company’s certificate of incorporation to create any shares of capital stock that rank senior to the Series A Preferred Stock. In addition to the voting rights described above, for so long as 1,000,000 shares of Series A Preferred Stock are outstanding, the vote or consent of the holders of at least two-thirds of the shares of Series A Preferred Stock is required to effect or validate any merger, sale of substantially all of the assets of the Company or other fundamental transaction, unless such transaction, when consummated, will provide the holders of Series A Preferred Stock with an amount per share equal to two and a half (2.5) times the Series A Preferred Stock original issue price, or $12,767,500, in aggregate for all issued and outstanding Series A Preferred Stock.

Series B Preferred Stock

As of March 31, 2017 and December 31, 2016, the Company’s board of directors has designated 11,000,000 shares of Series B Preferred Stock. As of March 31, 2017 and December 31, 2016, the Company had 5,307,212 of its Series B Preferred Stock issued and outstanding. As of March 31, 2017 and December 31, 2016, the Company has reserved 3,250,000 shares of Series B Preferred Stock for the exercise of warrants issued and outstanding to purchase its Series B Preferred Stock.

The Series B Preferred Stock is entitled to vote as a single class with the holders of the Company’s Common Stock and preferred stock, with each share of Series B Preferred Stock having the right to 20 votes.

As of March 31, 2017 and December 31, 2016, upon the liquidation, sale or merger of the Company, each share of Series B Preferred Stock is entitled to receive an amount equal to the greater of (A) a liquidation preference equal to the Series B Preferred Stock original issue price, or $15,921,636, subject to certain customary adjustments, or (B) the amount such share of Series B Preferred Stock would receive if it participated pari passu with the holders of Common Stock and preferred stock on an as-converted basis. The liquidation preference is calculated by taking the product of the issued and outstanding shares of Series B Preferred Stock times $3.00. Series B Preferred Stock is senior to Series A Preferred Stock, and junior to the Series C Preferred Stock, as it pertains to liquidation preferances.

Each share of Series B Preferred Stock is convertible into 20 shares of Common Stock, subject to adjustment and at the option of the holder of the Series B Preferred Stock.

For so long as any shares of Series B Preferred Stock are outstanding, the vote or consent of the holders of at least two-thirds of the Series B Preferred Stock is required to approve (Y) any amendment to the Company’s certificate of incorporation or bylaws that would adversely alter the voting powers, preferences or special rights of the Series B Preferred Stock or (Z) any amendment to the Company’s certificate of incorporation to create any shares of capital stock that rank senior to the Series B Preferred Stock. In addition to the voting rights described above, for so long as 1,000,000 shares of Series B Preferred Stock are outstanding, the vote or consent of the holders of at least two-thirds of the shares of Series B Preferred Stock is required to effect or validate any merger, sale of substantially all of the assets of the Company or other fundamental transaction, unless such transaction, when consummated, will provide the holders of Series B Preferred Stock with an amount per share equal the Series B Preferred Stock original issue price, or $15,921,636, in aggregate for all issued and outstanding Series B Preferred Stock.

On February 2, 2016 the Company filed a registration statement for a rights offering on Form S-1/A, which the Commission declared effective on February 5, 2016, to distribute to shareholders excluding residents of Arizona and California at no charge, one non-transferable subscription right for each 16,615 shares of our Common Stock, 831 shares of our Series A Preferred Stock and 830 shares of our Series B Preferred Stock owned as of January 31, 2016 (the “Record Date”), either as a holder of record or, in the case of shares held of record by brokers, dealers, custodian banks, or other nominees on shareholders’ behalf, as a beneficial owner of such shares. If the rights offering was fully subscribed the gross proceeds from the rights offering would have been approximately $2.5 million. This rights offering was designed to give all of the holders of the Company’s capital stock the opportunity to participate in an equity investment in the Company on the same economic terms as the private placement completed by the Company for an aggregate of 1,163,141 shares of Series B Preferred Stock and warrants to purchase 11,631,410 shares of Common Stock with certain accredited investors, including Co-Investment and Donald Caldwell, who is the CEO and chairman of the board of directors of the Company, Edmond Walters, who is a director of the Company, and Azeez Enterprises, LP, which is affiliated with Michael Azeez, who is a director of the Company.

The basic subscription right entitled the holder to purchase one unit (“Subscription Unit”) at a subscription price of $240. A Subscription Unit consisted of 80 shares of Series B Preferred Stock and a warrant to purchase 800 shares of Common Stock that expires on November 20, 2017 at an exercise price of $0.15 per share. In the event that a holder of a Subscription Unit purchased all of the basic Subscription Units available to the holder then pursuant to their basic subscription right, the holder had the option to choose to subscribe for a portion of any Subscription Units that were not purchased by all other holders of Subscription Units through the exercise of their basic subscription rights.

Effective with the expiration of the subscription rights, which occurred on March 14, 2016, holders of subscription rights exercised in aggregate 17 basic subscription rights and 0 over subscription rights for a total 17 Subscription Units. The Company received $4,080 in gross proceeds as a result of the exercise of Subscription Units. As a result of the exercise of 17 Subscription Units the Company issued effective on March 14, 2016 in aggregate 1,360 shares of Series B Preferred Stock and of warrants to purchase in aggregate 13,600 shares of Common Stock that expires on November 20, 2017 at an exercise price of $0.15 per share (the “2016 Warrants”). Effective with the expiration of the subscription rights all unexercised subscription rights expired.

The Company allocated $451 of the $4,080 proceeds received as a result of the rights offering, which represent the fair value of the 2016 Warrants, to additional paid in capital using a Black-Scholes option pricing model with the following assumptions: expected volatility of 259%, a risk-free interest rate of 0.51%, an expected remaining term of 1.7 years and 0% dividend yield. The remaining $3,629 of the proceeds received was allocated to the Series B Preferred Stock.

Series C Preferred Stock

See Note 10 – Subsequent Events.

Stock Options

During the three months ended March 31, 2017, options for 600,000 common shares, which were previously granted to a former executive of the Company, expired in accordance with the terms of such stock options.

As of March 31, 2017, there were 30,000,000 shares of our Common Stock authorized to be issued under the Company’s 2010 Equity Compensation Plan, of which 25,596,980 shares of our Common Stock remain available for future stock option grants.

The Company recorded compensation expense pertaining to employee stock options and warrants in the amount of $85,090 for the three months ended March 31, 2017.

The value of equity compensation expense not yet expensed pertaining to unvested equity compensation for both options to purchase common stock and Series A Preferred Stock was $53,603 as of March 31, 2017, which will be recognized over a weighted average 2.8 years in the future.

A summary of the Company's outstanding stock options are as follows:

	Number	Weighted		Weighted
	Of Shares	Average	Weighted	Average	Aggregate
	Underlying	Exercise	Average	Remaining	Intrinsic
	Options	Price	Fair Value	Contractual Life	Value (1)
				(in years)
Outstanding at December 31, 2016	4,000,000	$0.10	$0.06	3.44	$-

For the period ended March 31, 2017
Granted	-	-	-
Exercised	-	-	-
Expired	(600,000)	0.10	0.04

Outstanding at March 31, 2017	3,400,000	$0.10	$0.07	-	$-

Outstanding and exercisable at March 31, 2017	1,516,666	$0.10	$0.10	3.34	$-

(1) The aggregate intrinsic value is based on the $0.0625 closing price as of March 31, 2017, for the Company’s Common Stock.

Common Stock Warrants

Outstanding warrants at March 31, 2017, have an average weighted average remaining contractual life of 0.6 years.

A summary of the status of the Company's outstanding common stock warrants are as follows:

Weighted
	Common	Average
	Stock	Exercise
	Warrants	Price

Outstanding and exercisable at December 31, 2016	25,098,330	$0.15

For the period ended March 31, 2017
Issued	-	-
Exercised	-	-
Expired	-	-
Outstanding and exercisable at March 31, 2017	25,098,330	$0.15

Series A Preferred Stock Warrants

Outstanding warrants to purchase the Company’s Series A Preferred Stock at March 31, 2017, have a remaining contractual life of 0.5 year. A summary of the status of the Company's outstanding Series A Preferred Stock warrants are as follows:

Weighted
	Preferred	Average
	Stock	Exercise
	Warrants	Price

Outstanding and exercisable at December 31, 2016	380,000	$4.00

For the period ended March 31, 2017
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding and exercisable at March 31, 2017	380,000	$4.00

Series B Preferred Stock Warrants

Outstanding preferred stock warrants to purchase the Company’s Series B Preferred Stock at March 31, 2017 have a remaining contractual life of 2.1 years. A summary of the status of the Company's outstanding Series B Preferred Stock warrants are as follows:

Weighted
	Preferred	Average
	Stock	Exercise
	Warrants	Price

Outstanding and exercisable at December 31, 2016	3,250,000	$3.00

For the period ended March 31, 2017
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding and exercisable at March 31, 2017	3,250,000	$3.00

Registration and Participation Rights

As of March 31, 2017, the Company has not received a demand notice in connection with any of the Company’s various registration rights agreements.

NOTE 6 – SHAREHOLDERS’ (DEFICIT) EQUITY

Common Stock

As of December 31, 2016 and 2015, the Company was authorized to issue 500,000,000 shares of common stock with a par value of $0.001 per share (“Common Stock”). As of December 31, 2016 and 2015, the Company had 41,543,655 shares of its Common Stock issued and outstanding.

The Company has reserved shares of Common Stock, on an as-if-converted basis, as follows:

	December 31, 2016	December 31, 2015

Exercise of options issued and outstanding to purchase common stock	4,000,000	2,975,000
Issuance of common shares available under the 2010 Equity Compensation Plan	24,996,980	26,021,980
Exercise of warrants issued and outstanding to purchase common stock	25,098,330	25,084,730
Conversion of series A convertible preferred stock issued and outstanding into common stock	25,535,000	25,535,000
Exercise of warrants to purchase series A convertible preferred stock issued and outstanding and converted into common stock	7,600,000	7,600,000
Conversion of series B convertible preferred stock issued and outstanding into common stock	106,144,240	106,117,040
Exercise of warrants to purchase series B convertible preferred stock issued and outstanding and converted into common stock	65,000,000	25,000,000

Total common stock reserved for issuance	258,374,550	218,333,750

The above table includes common stock reserved for non-exercisable stock options and common stock reserved for the issuance of stock options in the future under the Company’s 2010 Equity Compensation Plan.

Series A Convertible Preferred Stock

As of December 31, 2016 and 2015, the Company’s board of directors has designated 3,437,500 shares of Series A Convertible Preferred Stock with a par value of $0.001 per share (“Series A Preferred Stock”). As of December 31, 2016 and 2015, the Company had 1,276,750 shares of its Series A Preferred Stock issued and outstanding. As of December 31, 2016 and 2015, the Company has reserved 380,000 shares of Series A Preferred Stock for the exercise of warrants issued and outstanding to purchase its Series A Preferred Stock.

The Series A Preferred Stock is entitled to vote as a single class with the holders of the Company’s common stock, with each share of Series A Preferred Stock having the right to 20 votes. Upon the liquidation, sale or merger of the Company, each share of Series A Preferred Stock is entitled to receive an amount equal to the greater of (A) a liquidation preference equal to two and a half (2.5) times the Series A Preferred Stock original issue price or $12,767,500, subject to certain customary adjustments, or (B) the amount such share of Series A Preferred Stock would receive if it participated pari passu with the holders of common stock on an as-converted basis. The liquidation preference is calculated by taking the product of the issued and outstanding shares of Series A Preferred stock times $10.00. Each share of Series A Preferred Stock becomes convertible into 20 shares of common stock, subject to adjustment and at the option of the holder of the Series A Preferred Stock. For so long as any shares of Series A Preferred Stock are outstanding, the vote or consent of the holders of at least two-thirds of the Series A Preferred Stock is required to approve (Y) any amendment to the Company’s certificate of incorporation or bylaws that would adversely alter the voting powers, preferences or special rights of the Series A Preferred Stock or (Z) any amendment to the Company’s certificate of incorporation to create any shares of capital stock that rank senior to the Series A Preferred Stock. In addition to the voting rights described above, for so long as 1,000,000 shares of Series A Preferred Stock are outstanding, the vote or consent of the holders of at least two-thirds of the shares of Series A Preferred Stock is required to effect or validate any merger, sale of substantially all of the assets of the Company or other fundamental transaction, unless such transaction, when consummated, will provide the holders of Series A Preferred Stock with an amount per share equal to two and a half (2.5) times the Series A Preferred Stock original issue price or $12,767,500 in aggregate for all issued and outstanding Series A Preferred Stock.

Series B Convertible Preferred Stock

As of December 31, 2016 and 2015, the Company’s board of directors has designated 11,000,000 shares of Series B Convertible Preferred Stock with a par value of $0.001 per share (“Series B Preferred Stock”). As of December 31, 2016 and 2015, the Company had 5,307,212 and 5,305,852 of its Series B Preferred Stock issued and outstanding, respectively. As of December 31, 2016 and 2015, the Company has reserved 1,250,000 and 1,170.000 shares of Series B Preferred Stock for the exercise of warrants issued and outstanding to purchase its Series B Preferred Stock, respectively.

The Series B Preferred Stock is entitled to vote as a single class with the holders of the Company’s common and preferred stock, with each share of Series B Preferred Stock having the right to 20 votes. Upon the liquidation, sale or merger of the Company, each share of Preferred Stock is entitled to receive an amount equal to the greater of (A) a liquidation preference equal to the Series B Preferred Stock original issue price or $15,921,636 and $15,917,556 as of December 31, 2016 and 2015, respectively, subject to certain customary adjustments, or (B) the amount such share of Series B Preferred Stock would receive if it participated pari passu with the holders of common and preferred stock on an as-converted basis. The liquidation preference is calculated by taking the product of the issued and outstanding shares of Series B Preferred stock times $3.00. Each share of Series B Preferred Stock becomes convertible into 20 shares of common stock, subject to adjustment and at the option of the holder of the Series B Preferred Stock. For so long as any shares of Series B Preferred Stock are outstanding, the vote or consent of the holders of at least two-thirds of the Series B Preferred Stock is required to approve (Y) any amendment to the Company’s certificate of incorporation or bylaws that would adversely alter the voting powers, preferences or special rights of the Series B Preferred Stock or (Z) any amendment to the Company’s certificate of incorporation to create any shares of capital stock that rank senior to the Series B Preferred Stock. In addition to the voting rights described above, for so long as 1,000,000 shares of Series B Preferred Stock are outstanding, the vote or consent of the holders of at least two-thirds of the shares of Series B Preferred Stock is required to effect or validate any merger, sale of substantially all of the assets of the Company or other fundamental transaction, unless such transaction, when consummated, will provide the holders of Series B Preferred Stock with an amount per share equal the Series B Preferred Stock original issue price in aggregate for all issued and outstanding Series B Preferred Stock.

2015

On September 18, 2015, pursuant to the Purchase Agreement, the Company sold to the investors 1,163,141 Units in the Private Placement at a per Unit purchase price equal to $3.00. Each Unit sold in the Private Placement consisted of one share of Series B Preferred Stock and a warrant to purchase ten shares of Common Stock at an initial exercise price of $0.15 per share, subject to adjustment. See Note 5 – Equity Transactions and Loans from Related Parties – September 2015 Private Placement.

The Company allocated $364,928 of the $3,489,423 proceeds received as a result of the Private Placement, which represent the fair value of the Warrant Shares, to additional paid in capital using a Black-Scholes option pricing model with the following assumptions: expected volatility of 422%, a risk-free interest rate of 0.10%, an expected term of 2.1 years and 0% dividend yield. The remaining $3,124,495 of the proceeds received was allocated to the Series B Preferred Stock less $13,013 of legal expenses incurred as a result of the September 2015 Private Placement.

On October 6, 2015, pursuant to the IBC Purchase Agreement, the Company sold to IBC 333,333 Units in the IBC Private Placement at a per Unit purchase price equal to $3.00. Each Unit sold in the IBC Private Placement consisted of one share of Series B Preferred Stock and a warrant to purchase ten shares of Common Stock at an initial exercise price of $0.15 per share, subject to adjustment. See Note 5 – Equity Transactions and Loans from Related Parties – IBC Private Placement.

The Company allocated $132,382 of the $999,999 proceeds received as a result of the Private Placement, which represent the fair value of the IBC Warrant shares, to additional paid in capital using a Black-Scholes option pricing model with the following assumptions: expected volatility of 397%, a risk-free interest rate of 0.70%, an expected term of 2.1 years and 0% dividend yield. The remaining $867,617 of the proceeds received was allocated to the Series B Preferred Stock.

2016

On February 2, 2016 the Company filed a registration statement for a rights offering on Form S-1/A, which the Commission declared effective on February 5, 2016, to distribute to shareholders excluding residents of Arizona and California at no charge, one non-transferable subscription right for each 16,615 shares of our Common Stock, 831 shares of our Series A Preferred Stock and 830 shares of our Series B Preferred Stock owned as of January 31, 2016 (the “Record Date”), either as a holder of record or, in the case of shares held of record by brokers, dealers, custodian banks, or other nominees on shareholders’ behalf, as a beneficial owner of such shares. If the rights offering was fully subscribed the gross proceeds from the rights offering would have been approximately $2.5 million. This rights offering was designed to give all of the holders of the Company’s capital stock the opportunity to participate in an equity investment in the Company on the same economic terms as the Private Placement.

The basic subscription right entitled the holder to purchase one unit (“Subscription Unit”) at a subscription price of $240. A Subscription Unit consisted of 80 shares of Series B Preferred Stock and a warrant to purchase 800 shares of Common Stock that expires on November 20, 2017 at an exercise price of $0.15 per share. In the event that a holder of a Subscription Unit purchased all of the basic Subscription Units available to the holder then pursuant to their basic subscription right, the holder had the option to choose to subscribe for a portion of any Subscription Units that were not purchased by all other holders of Subscription Units through the exercise of their basic subscription rights.

Effective with the expiration of the subscription rights, which occurred on March 14, 2016, holders of subscription rights exercised in aggregate 17 basic subscription rights and 0 over subscription rights for a total 17 Subscription Units. The Company received $4,080 in gross proceeds as a result of the exercise of Subscription Units. As a result of the exercise of 17 Subscription Units the Company issued effective on March 14, 2016 in aggregate 1,360 shares of Series B Preferred Stock and of warrants to purchase in aggregate 13,600 shares of Common Stock that expires on November 20, 2017 at an exercise price of $0.15 per share (the “2016 Warrants”). Effective with the expiration of the subscription rights all unexercised subscription rights expired.

The Company allocated $451 of the $4,080 proceeds received as a result of the rights offering, which represent the fair value of the 2016 Warrants, to additional paid in capital using a Black-Scholes option pricing model with the following assumptions: expected volatility of 259%, a risk-free interest rate of 0.51%, an expected term of 1.7 years and 0% dividend yield. The remaining $3,629 of the proceeds received was allocated to the Series B Preferred Stock.

Stock Options

2015

During 2015, options to purchase 4,450,000 shares of the Company’s Common Stock, which were previously granted to directors and current and former employees of the Company, expired in accordance with the terms of such options.

On March 27, 2015, the Company granted to an executive of the Company an option to purchase a total of 200,000 shares of the Company’s Common Stock, which vests as follows: 66,666 shares of Common Stock on March 27, 2016 and 66,667 shares of Common Stock on March 27 of each of 2017 and 2018. This option has a five year term and an exercise price of $0.10 per share, which exceeded the $0.067 closing price of one share of the Company’s Common Stock as quoted on the OTCBB on March 27, 2015. The fair value of the option granted was estimated on the date of the grant to be $14,000 using the Black-Scholes option-pricing model based on the following assumptions: expected volatility: 792%, risk-free interest rate: 0.12%, expected life in years: 5 based on the contract life of the option grant, and assumed dividend yield: 0%. The Company recorded compensation expense pertaining to this option in salaries, commission and related taxes of $3,565 in the year ended December 31, 2015.

On November 13, 2015, the Company granted to an executive of the Company an option to purchase a total of 500,000 shares of the Company’s Common Stock, which vests as follows: 125,000 shares of Common Stock on March 13 of each year from 2016 through 2018. This option has a five year term and an exercise price of $0.10 per share, which exceeded the $0.032 closing price of one share of the Company’s Common Stock as quoted on the OTCBB on November 13, 2015. The fair value of the option granted was estimated on the date of the grant to be $16,000 using the Black-Scholes option-pricing model based on the following assumptions: expected volatility: 778%, risk-free interest rate: 0.3%, expected life in years: 5 based on the contract life of the option grant, and assumed dividend yield: 0%. The Company recorded compensation expense pertaining to this option in salaries, commission and related taxes of $1,600 in the year ended December 31, 2015.

The Company recorded compensation expense pertaining to employee stock options and warrants in salaries, commission and related taxes of $500,739 for the year ended December 31, 2015, which included $125,667 of expense pertaining to stock options, $133,381 of expense pertaining to warrants to purchase Series A Preferred Stock, $51,200 of expense pertaining to warrants to purchase Series B Preferred Stock, and $190,491 of expense pertaining to an amended and restated warrant to purchase Series A Preferred Stock. See Note 6 – Stockholders Deficit – Series A Preferred Stock warrants and Series B Preferred Stock warrants.

2016

On March 31, 2016, the Company granted two executives of the Company options to purchase a total of 1,000,000 shares of the Company’s Common Stock, which vest as follows: 250,000 shares of Common Stock on March 31 of each year from 2017 to 2020. Such options have a five year term and an exercise price of $0.10 per share, which exceeded the $0.04 closing price of one share of the Company’s Common Stock as quoted on the OTCBB on March 31, 2016. The fair value of the options granted was estimated on the date of the grant to be $40,000 using the Black-Scholes option-pricing model based on the following assumptions: expected volatility: 724%, risk-free interest rate: 0.38%, expected life in years: 5 based on the contract life of the option grant, and assumed dividend yield: 0%. The Company recorded compensation expense pertaining to these options in salaries, commission and related taxes of $7,500 in the year ended December 31, 2016.

On May 20, 2016, the Company granted to an executive of the Company options to purchase a total of 500,000 shares of the Company’s Common Stock, which vest as follows: 125,000 shares of Common Stock on May 20 of each year from 2017 to 2020. Such options have a five year term and an exercise price of $0.10 per share, which exceeded the $0.04 closing price of one share of the Company’s Common Stock as quoted on the OTCBB on May 20, 2016. The fair value of the options granted was estimated on the date of the grant to be $16,000 using the Black-Scholes option-pricing model based on the following assumptions: expected volatility: 710%, risk-free interest rate: 0.32%, expected life in years: 5 based on the contract life of the option grant, and assumed dividend yield: 0%. The Company recorded compensation expense pertaining to these options in salaries, commission and related taxes of $2,664 in the year ended December 31, 2016.

During the year ended December 31, 2016, 475,000 options, which were previously granted to directors and a former employee of the Company, expired in accordance with the terms of such stock options.

The Company recorded compensation expense pertaining to employee stock options and warrants in the amount of $222,142 for the year ended December 31, 2016, which included $74,762 of expense pertaining to stock options and $147,380 of expense pertaining to the amendment of warrants to purchase Series A Preferred Stock. See Note 6 – Stockholders Deficit – Series A Preferred Stock Warrants.

The value of equity compensation expense not yet expensed pertaining to unvested equity compensation was $138,694 as of December 31, 2016, which will be recognized over a weighted average 2.6 years in the future.

As of December 31, 2016, there were 30,000,000 shares of our Common Stock authorized to be issued under the 2010 Equity Compensation Plan, of which 24,996,980 shares of our common stock remain available for future stock option grants.

A summary of the Company’s outstanding stock options as of and for the years ended December 31, 2016 and 2015 are as follows:

	Number	Weighted		Weighted
	Of Shares	Average	Weighted	Average	Aggregate
	Underlying	Exercise	Average	Remaining	Intrinsic
	Options	Price	Fair Value	Contractual Life	Value (1)
				(in years)
Outstanding at December 31, 2014	6,725,000	$0.46	$0.30	1.66	$-

For the period ended December 31, 2015
Granted	700,000	0.10	0.07
Exercised	-	-	-
Expired	(4,450,000)	0.10	0.10

Outstanding at December 31, 2015	2,975,000	0.90	0.54	2.53	0.00

For the period ended December 31, 2016
Granted	1,500,000	0.10	0.04
Exercised	-	-	-
Expired	(475,000)	3.58	2.94

Outstanding at December 31, 2016	4,000,000	$0.10	$0.06	-	$-

Outstanding and exercisable at December 31, 2016	1,516,666	$0.10	$0.10	3.44	$-

(1)	The aggregate intrinsic value is based on the $0.0375 closing price as of December 31, 2016 for the Company’s Common Stock.

Common Stock Warrants

2015

During 2015, warrants to purchase 35,353,790 shares of the Company’s Common Stock expired in accordance with the terms of such warrants.

The 2015 Warrants provide that the holders thereof shall have the right at any time prior to the earlier of (i) ten business days’ after the Company has properly provided written notice to all such holders of a Call Event (as defined below) and (ii) November 20, 2017, to acquire up to a total of 11,631,410 shares of Common Stock of the Company upon the payment of $0.15 per Share (the “Exercise Price”). See Note 5 – Equity Transactions and Loans from Related Parties – September 2015 Private Placement.

The IBC Warrant provides that the holders thereof shall have the right at any time prior to the earlier of (i) ten business days’ after the Company has properly provided written notice to all such holders of a Call Event and (ii) November 20, 2017, to acquire up to a total of 3,333,330 shares of Common Stock of the Company (each an “IBC Warrant Share”) upon the payment of $0.15 per Warrant Share (the “Exercise Price”). The Company also has the right upon a Call Event to call the outstanding IBC Warrant, in which case such IBC Warrant will expire if not exercised within ten business days thereafter. See Note 5 – Equity Transactions and Loans from Related Parties – IBC Private Placement.

The Company also has the right, at any point after which the volume weighted average trading price per share of the Common Stock for a minimum of 20 consecutive trading days is equal to at least eight times the Exercise Price per share, provided that certain other conditions have been satisfied (a “Call Event”), to call the outstanding 2015 Warrants and IBC Warrant, in which case such 2015 Warrants and IBC Warrant will expire if not exercised within ten business days thereafter.

The Company determined the 2015 Warrants and the IBC Warrant qualify for a scope exception under ASC 815 as they were determined to be indexed to the Company’s stock.

2016

On March 14, 2016, the 2016 Warrants were issued in connection with the rights offering. See Note 6 – Stockholders Deficit – Series B Convertible Preferred Stock. The Company determined the 2016 Warrants qualify for a scope exception under ASC 815 as they were determined to be indexed to the Company’s stock.

A summary of the status of the Company's outstanding common stock warrants as of and for the years ended December 31, 2016 and 2015 are as follows:

		Weighted
	Common	Average
	Stock	Exercise
	Warrants	Price

Outstanding and exercisable at December 31, 2014	45,473,780	$0.15

For the year ended December 31, 2015
Issued	14,964,740	0.15
Exercised	-	-
Expired	(35,353,790)	0.15
Outstanding and exercisable at December 31, 2015	25,084,730	0.15

For the year ended December 31, 2016
Issued	13,600	0.15
Exercised	-	-
Expired	-	-
Outstanding and exercisable at December 31, 2016	25,098,330	$0.15

Outstanding common stock warrants at December 31, 2016, have a weighted average remaining contractual life of 0.9 years.

Series A Preferred Stock warrants

2015

On March 27, 2015, the Company granted to two executives of the Company warrants to purchase a total of 160,000 shares of the Company’s Series A Preferred Stock, which in total vests as follows: 40,000 shares of Series A Preferred Stock on March 27 of each year from 2016 through 2019. These warrants each have a five year term and an exercise price of $4.00 per share. The fair value of these warrants granted were estimated on the date of the grant to be $224,000 using the Black-Scholes option-pricing model based on the following assumptions: expected volatility: 768%, risk-free interest rate: 0.12%, expected life in years: 5 based on the contract life of the warrant grant, and assumed dividend yield: 0%. During the year ended December 31, 2015, one of the two executives resigned and warrants to purchase a total of 80,000 shares of the Company’s Series A Preferred Stock expired in accordance with the terms of such warrants. The Company recorded compensation expense pertaining to these warrants in salaries, commission and related taxes of $133,381 in the year ended December 31, 2015.

2016

On March 31, 2016, the Company amended and restated a warrant to purchase a total of 150,000 shares of the Company’s Series A Preferred Stock originally granted to Mr. Robert J. Oakes on August 18, 2010, and also amended and restated a warrant to purchase a total of 150,000 shares of the Company’s Series A Preferred Stock originally granted to Mr. Anthony R. Verdi on September 14, 2011 (collectively the “Original Warrants”). Immediately prior to March 31, 2016, the Original Warrants had an expiration date of September 14, 2016 and the Original Warrants were amended and restated to have an expiration date of September 14, 2017 (as amended, the “Amended and Restated Warrants”). The Amended and Restated Warrants are fully exercisable and have an exercise price of $4.00 per share. The fair value of the amendment to the Amended and Restated Warrants was estimated on the date of the amendment to be the difference between the value of the Amended and Restated Warrants immediately before and after the change in the expiration date. The fair value of the Amended and Restated Warrants was estimated on the date of the amendment before the change in the expiration date to be $2,224 using the Black-Scholes option-pricing model based on the following assumptions: expected volatility: 111%, risk-free interest rate: 0.38%, expected life in years: 0.5 based on the contract life of the warrant grant, and assumed dividend yield: 0%. The fair value of the Amended and Restated Warrants was estimated on the date of the amendment after the change in the expiration date to be $149,605 using the Black-Scholes option-pricing model based on the following assumptions: expected volatility: 263%, risk-free interest rate: 0.38%, expected life in years: 1.5 based on the contract life of the warrant grant, and assumed dividend yield: 0%. The Company recorded compensation expense pertaining to the Amended and Restated Warrant in salaries, commission and related taxes of $147,380 in the year ended December 31, 2016.

Outstanding warrants to purchase the Company’s Series A Preferred Stock at December 31, 2016, have a remaining contractual life of 0.7 years.

A summary of the status of the Company's outstanding Series A Preferred Stock warrants as of and for the years ended December 31, 2016 and 2015 are as follows:

		Weighted
	Preferred	Average
	Stock	Exercise
	Warrants	Price

Outstanding and exercisable at December 31, 2014	300,000	$4.00

For the year ended December 31, 2015
Granted	160,000	4.00
Exercised	-	-
Expired	(80,000)	-
Outstanding and exercisable at December 31, 2015	380,000	4.00

For the year ended December 31, 2016
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding and exercisable at December 31, 2016	380,000	$4.00

Series B Preferred Stock Warrants

2015

On November 13, 2015, the Company granted to two executives of the Company warrants to purchase a total of 80,000 shares of the Company’s Series B Preferred Stock, which were immediately exercisable. These warrants each have a five year term and an exercise price of $3.00 per share. The fair value of these warrants granted were estimated on the date of the grant to be $51,200 using the Black-Scholes option-pricing model based on the following assumptions: expected volatility: 778%, risk-free interest rate: 0.3%, expected life in years: 5 based on the contract life of the warrant grant, and assumed dividend yield: 0%. The Company recorded compensation expense pertaining to these warrants in salaries, commission and related taxes of $51,200 in the year ended December 31, 2015.

2016

On April 4, 2016, the Company entered into an agreement with an existing client, which among other things, included a provision that the Company issue a warrant to the client to purchase 2,000,000 shares of the Company’s Series B Preferred Stock, which is immediately exercisable (the “2016 Series B Warrants”). The 2016 Series B Warrants have a three year term, a cashless exercise provision and an exercise price of $3.00 per share. On May 4, 2016 the Company issued the 2016 Series B Warrant to the client. The fair value of the 2016 Series B Warrants was estimated on April 4, 2016, which was the date of the agreement with the client, to be $1,299,963 using the Black-Scholes option-pricing model based on the following assumptions: expected volatility: 503%, risk-free interest rate: 0.38%, expected life in years: 3 based on the contract life of the 2016 Series B Warrants, and assumed dividend yield: 0%. The Company determined the 2016 Series B Warrants qualify for a scope exception under ASC 815 as they were determined to be indexed to the Company’s stock. The Company recorded the fair value of the 2016 Series B Warrant as an increase to additional paid in capital and a reduction to revenue in the nine months ended September 30, 2016, in the amount of $1,299,963.

Outstanding Series B Warrants at December 31, 2016, have a remaining contractual life of 2.5 years.

A summary of the status of the Company's outstanding Series B Warrants as of and for the period ended December 31, 2016, are as follows:

		Weighted
	Preferred	Average
	Stock	Exercise
	Warrants	Price

Outstanding and exercisable at December 31, 2014	1,170,000	$3.00

For the year ended December 31, 2015
Granted	80,000	3.00
Exercised	-	-
Expired	-	-
Outstanding and exercisable at December 31, 2015	1,250,000	$3.00

For the year ended December 31, 2016
Granted	2,000,000	3.00
Exercised	-	-
Expired	-	-
Outstanding and exercisable at December 31, 2016	3,250,000	$3.00

Registration and Participation Rights

In connection with the Company’s acquisition of Atiam Technologies L. P., the Company and certain owners of Atiam Technologies L.P. entered into a registration rights agreement.

In connection with the Company’s 2008 private placement, the Company and the participating investors also entered into a Registration Rights Agreement (the “2008 Registration Rights Agreement”). Under the terms of the 2008 Registration Rights Agreement, the Company agreed to prepare and file with the SEC, a registration statement on Form S-1 covering the resale of the shares and the warrant shares, which was filed with the SEC on February 1, 2008 and declared effective by the SEC on April 22, 2008. Subject to limited exceptions, the Company also agreed to use its reasonable best efforts to keep the registration statement effective under the Securities Act until the date that all of the registrable securities covered by the registration statement have been sold or may be sold without volume restrictions pursuant to Rule 144(b)(i)) promulgated under the Securities Act. The 2008 Registration Rights Agreement also provides for payment of partial damages to the investors under certain circumstances relating to failure to file or obtain or maintain effectiveness of the registration statement, subject to adjustment.

In connection with the Company’s 2009 private placement, the Company and the participating investor also entered into a Registration Rights Agreement (the “2009 Registration Rights Agreement”). Under the terms of the 2009 Registration Rights Agreement, the Company agreed to prepare and file with the SEC, within 30 days following the receipt of a demand notice of a holder of registrable securities, a registration statement on Form S-1 covering the resale of the shares and the warrant shares. Subject to limited exceptions, the Company also agreed to use its reasonable best efforts to cause the registration statement to be declared effective under the Securities Act, and to use its reasonable best efforts to keep the registration statement effective under the Securities Act until the date that all of the registrable securities covered by the registration statement have been sold or may be sold without volume restrictions pursuant to Rule 144(b)(i) promulgated under the Securities Act. In addition, if the Company proposes to register any of its securities under the Securities Act in connection with the offering of such securities for cash, the Company shall, at such time, promptly give each holder of registrable securities notice of such intent, and such holders shall have the option to register their registrable securities on such additional registration statement. The 2009 Registration Rights Agreement also provides for payment of partial damages to the investor under certain circumstances relating to failure to file or obtain or maintain effectiveness of the Registration Statement, subject to adjustment.

In connection with the Company’s 2010 private placement, the Company and the participating investors also entered into a Registration Rights Agreement (the “2010 Registration Rights Agreement”), which provided the investors with demand and “piggyback” registration rights on substantially the same terms as the 2009 Registration Rights Agreement.

In connection with Co-Investment’s note conversion, the Company and Co-Investment also entered into a Registration Rights Agreement (the “December 2010 Registration Rights Agreement”), in substantially the same form as the 2010 Registration Rights Agreement.

In connection with the 2012 private placement, the 2013 Private Placement, the Private Placement and the IBC Private Placement, the Company and the participating investors also entered into registration rights agreements, in substantially the same form as the 2010 Registration Rights Agreement.

As of December 31, 2016, the Company has not received a demand notice in connection with any registration rights agreement. At December 31, 2016, the Company does not believe that it is probable that the Company will incur a penalty in connection with the Company’s registration rights agreements. Accordingly no liability was recorded as of December 31, 2016.